OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other noncurrent liabilities

	2024	2023
Contract liabilities (Note 11)	$99.8	$94.0
Share-based payments liabilities (Note 24)	51.3	63.2
Interest payable	3.8	8.8
Other	26.2	32.2
	$181.1	$198.2